CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flow from operating activities
Loss for the period	€ (2,601)	€ (2,616)
Depreciation and amortization	932	1,050
Foreign currency exchange differences on loans to subsidiaries	204	(769)
Changes in financial assets due to fair value valuation	245	(95)
Share-based compensation expense	167	166
Change in impairment of trade receivables	36	(28)
Non-cash interest expense on financial liabilities	296	205
Change in fair value of derivative equity forward	(1,557)	509
Change in inventory allowance		(9)
Loss on disposal of property, plant and equipment and intangible assets		22
Interest paid	85	66
Interest received	(35)	(43)
Other	61	25
Change in working capital	(1,737)	(275)
Trade and other receivables, inventories and current assets	(1,721)	49
Trade payables	442	(584)
Other liabilities, contract liabilities and provisions	509	284
Change in restricted cash	(947)
Income tax payable/receivables	(20)	(24)
Net cash used in operating activities	(3,904)	(1,792)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(41)	(173)
Proceeds from disposal of financial assets	3,237	4,081
Payments to acquire financial assets	(2)	(1,235)
Interest received	35	43
Net cash from (used in) investing activities	3,229	2,716
Cash Flow from financing activities
Proceeds from bank overdrafts and lines of credit	4
Repayment of lease liabilities	(114)	(77)
Repayment of long-term debt	(231)	(250)
Proceeds from issuance of long-term debt		500
Interest paid	(85)	(66)
Net cash from (used in) financing activities	(426)	107
Net increase (decrease) in cash and cash equivalents	(1,101)	1,031
Cash and cash equivalents at beginning of period	4,368	7,402
Changes to cash and equivalents due to foreign exchanges rates	5	49
Cash and cash equivalents at end of period	€ 3,272	€ 8,482